NET LOSS PER SHARE - Antidilutive Securities Excluded from Earnings per Share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	177,417,887	1,029,381,821	573,435,179
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	0	957,159,704	502,582,535
Convertible Preferred Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	0	1,546,799	1,546,799
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	44,350,000	0	0
Options outstanding to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	64,119,902	70,675,318	69,305,845
RSUs outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	32,210,200	0	0
If-converted common shares from convertible note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation amount (in shares)	36,737,785	0	0